Income Taxes (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Schedule of components of income tax expense

	2024	2023
Loss before taxes	$(2,574,000)	$(1,241,838)
Expected United States income tax benefit at statutory rate of 21%	$540,540	$259,956
Expected income tax (expense) benefit at statutory rate of 66.07% and 8.8% at June 30, 2024 and 2023, respectively	1,700,668	97,282
Total income tax benefit	$2,241,208	$357,238

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Schedule of components of income tax expense

Consolidated income statement	December 31, 2023	December 31, 2022
Current income Tax:
Current tax on profits	$(12,489)	$(22,281)
Tax regarding prior years	81,066	—
Deferred tax:
Deferred taxation – current year	1,071,219	(52,665)
Deferred taxation – prior years	(69,386)	66,415
Income tax benefit (expense) reported in the income statement	$1,070,410	$(8,531)

Schedule of income tax rate reconciliation

	December 31, 2023	December 31, 2022
Accounting loss income before tax from continuing operations	$(4,930,528)	$(9,593)
Accounting loss before income tax	(4,930,528)	(9,593)
Federal income tax benefit (expense) at statutory income tax rate of 21%	1,035,411	2,015
State income tax benefit (expense), net of federal benefit	61,164	10,295
Remeasurement of deferred taxes due to US tax legislative changes	—	—
Permanent differences, net	(46,979)	(87,256)
Deferred tax true-up	(69,386)	66,415
Other	90,200	—
Total	$1,070,410	$(8,531)

Schedule of net deferred tax assets (liabilities)

	December 31, 2023	December 31, 2022
Non-current
Cash to accrual	$(285,668)	$(952,237)
Right of use assets	(317,376)	(323,872)
Right of use liabilities	356,981	326,176
NOL carryforward	839,597	546,861
Interest expense disallowance	—	—
Fixed assets	(2,157)	(176)
Deferred revenue	4,463	—
Charitable contribution carryover	2,745	—
Net deferred tax assets (liabilities)	$598,585	$(403,248)

Schedule of reconciliation of deferred tax assets (liabilities), net

	December 31, 2023	December 31, 2022
Opening balance	$(403,248)	$—
Tax benefit/(expense) during the period recognized in profit or loss	1,071,219	(52,665)
Reclass from current taxes payable	—	(416,998)
Deferred tax true up	(69,386)	66,415
Closing balance	$598,585	$(403,248)